Loans and financing (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of appropriation of financial expenses

Description	Currency	Charges	Maturity	2024	2023
KFW Finnvera³ (ii)	USD	SOFR + 1.17826% p.a.	Dec 2021	32,820	124,411
Scotland (ii)	USD	1.4748% p.a.	-	-	485,498
BNP Paribas (ii)	BRL	7.0907% p.a.	-	-	515,068
Debentures¹ (ii)	BRL	IPCA + 4.0432% p.a.	June 2028	1,956,307	1,859,897
BNDES (i)	BRL	IPCA + 4.2283% p.a.	Nov 2031	385,592	392,340
BNB² (i)	BRL	IPCA + 1.2228%–1.4945% p.a.	Feb 2028	585,129	206,140
BNDES (i)	BRL	TJLP + 1.95% p.a.	Aug 2025	75,653	187,592
Total				3,035,501	3,770,946

Current				(348,353)	(1,267,237)
Non-current				2,687,148	2,503,709

¹	The automatic decrease of up to 0.25 bps is estimated in remunerative interest and will comply with sustainable targets established in the indenture.
²	BNB interest rates already include a 15% discount for payment.
³	The debt with KFW Finnvera had its index amended, changing from Libor to SOFR as from January/2024.

Guarantees

(i)	Receivables from TIM S.A., limited to the amount of the debt;

(ii)	Do not have a guarantee.

Schedule of nominal value of the loans

Nominal value

2025	348,353
2026	893,111
2027	891,652
2028	740,367
2029	55,548
2030	55,548
2031	50,922
3,035,501

Schedule of fair value of loans

	2024	2023
BNP Paribas	-	520,990
The Bank of Nova Scotia	-	478,098
Debentures	1,976,088	1,821,869
BNDES	386,743	381,027
BNB	586,525	193,878